Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000031266
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 02, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015